PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 14,317	$ 10,340